EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2009	2010	2011
	As restated	As restated
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Dividends to preference shares	(42,192)	(71,558)	-
Net income / (loss) adjusted for EPS computation	348,860	(426,330)	(14,539,668)
Weighted average common shares outstanding for basic earnings per share	663,812,717	762,275,390	955,341,356
Weighted average common shares outstanding for dilutive earnings per share	663,812,717	762,275,390	955,341,356
Basic earnings / (losses) per share	0.53	(0.56)	(15.22)
Diluted earnings / (losses) per share	0.53	(0.56)	(15.22)